Accrued expenses	12 Months Ended
Dec. 31, 2014
Accrued expenses
Accrued expenses

18.Accrued expenses

Accrued expenses consisted of the following:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Professional service fees	10,659	19,885
Interest	107,611	47,250
Utilities	2,685	2,109
Logistic charges	11,153	23,738
Tax	12,740	16,159
Others	21,206	38,153
Total accrued expenses	166,054	147,294